Fair value measurement	12 Months Ended
Mar. 31, 2019
Fair value measurement
Fair value measurement

7.  Fair value measurement

Set out below is a comparison by class of the carrying amounts and fair value of the Group’s financial instruments that are carried in the financial statements.

Fair values

The management assessed that the fair values of trade receivables, cash and cash equivalent, term deposits, trade payables, borrowings and other liabilities approximates their carrying amounts largely due to the short-term maturities of these instruments.

	Carrying value		Fair value
	As at March 31,	As at March 31,	As at March 31,	As at March 31,
	2018	2019	2018	2019
Financial assets
Assets carried at amortized cost
Trade and other receivables	3,976,751	4,921,270	3,976,751	4,921,270
Cash and cash equivalents	2,465,073	2,161,014	2,465,073	2,161,014
Term deposits	1,012,144	1,029,533	1,012,144	1,029,533
Other financial assets	150,075	265,915	150,075	265,915
Total	7,604,043	8,377,732	7,604,043	8,377,732

Financial liabilities
Liabilities carried at fair value
Share warrants	1,914,604	383,793	1,914,604	383,793
Liability for acquisition of business	904,727	1,190,009	904,727	1,190,009
Total	2,819,331	1,573,802	2,819,331	1,573,802

Liabilities carried at amortized cost
Trade and other payables	5,049,630	5,268,046	5,049,630	5,268,046
Borrowings	859,476	1,179,560	859,476	1,179,560
Other liabilities	537,023	542,054	537,023	542,054
Total	6,446,129	6,989,660	6,446,129	6,989,660

Fair value hierarchy

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
•	Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).
•	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

	March 31, 2018
	Level 1	Level 2	Level 3	Total
Assets for which fair value is disclosed
Term deposits	—	1,012,144	—	1,012,144
Other financial assets	—	150,075	—	150,075
Total assets	—	1,162,219	—	1,162,219
Liabilities carried at fair value
Warrants	1,914,520	—	84	1,914,604
Liability for business acquisition			904,727	904,727
Liabilities carried at amortized cost
Borrowings	—	859,476	—	859,476
Total Liabilities	1,914,520	859,476	904,811	3,678,807

	March 31, 2019
	Level 1	Level 2	Level 3	Total
Assets for which fair value is disclosed
Term deposits	—	1,029,533	—	1,029,533
Other financial assets	—	265,915	—	265,915
Total assets	—	1,295,448	—	1,295,448
Liabilities carried at fair value
Warrants	383,699	—	94	383,793
Liability for business acquisition	—	—	1,190,009	1,190,009
Liabilities carried at amortized cost
Borrowings	—	1,179,560	—	1,179,560
Total Liabilities	383,699	1,179,560	1,190,103	2,753,362

There were no transfers between Level 1,  Level 2 and Level 3 during the year.

Valuation Techniques and significant unobservable inputs

The following tables show the valuation techniques used in measuring fair values at March 31, 2018 and March 31, 2019 as well as the significant unobservable inputs used.

Inter-relationship between
significant unobservable
		Significant	inputs and fair value
Type	Valuation technique	unobservable inputs	measurement
A. Financial Instruments measured at fair value:

Warrants

Black-Scholes model: The valuation model considers the share price on measurement date, expected term of the instrument, risk free rate (based on government bonds), expected volatility and expected dividend rate.

		Expected term: 2.16 years (PY: 2.66 years) Risk free rate: 2.24% (PY 2.26%)	The estimated fair value would increase (decrease) if: • the expected term were higher (lower) • the risk free rate were higher (lower)

Quoted Warrants	Fair market value	—	—

Liability for business acquisition (refer to Note 43)	Methodology as per the terms of share purchase agreement	Adjusted earning of acquired entity	—

B. Financial Instruments for which fair value is disclosed:

Borrowings	Discounted cash flows	Prevailing interest rate in market, future payouts.	—

Term deposits	Discounted cash flows	Prevailing interest rate to discount future cash flows	—

Other financial assets	Discounted cash flows	Prevailing interest rate to discount future cash flows	—

Below is reconciliation of fair value measurements categorized within level 1 & level 3 of the fair value hierarchy

					Effects of				Effects of
		Business	Charge		movements		Advance	Charge	movements
		acquisition	to		in foreign		Paid towards	to	in foreign
	April 1,	(refer to	profit	Charged	exchange	March 31,	Final	profit	exchange	March 31,
	2017	Note 43)	or loss	to equity	rates	2018	Payment	or loss	rates	2019
Macquarie Corporate Holdings Pty Limited - Ordinary Warrants	2,229	—	(2,137)	—	(8)	84	—	5	5	94
Quoted Warrants	1,335,188	—	565,390	—	13,942	1,914,520	—	(1,667,198)	136,377	383,699
Contingent dividend	2,913	—	(279)	(2,755)	121	—	—	—	—	—
Liability for business acquisition (refer to Note 43)	—	610,383	294,344	—	—	904,727	(200,000)	485,282	—	1,190,009
Total	1,340,330	610,383	857,318	(2,755)	14,055	2,819,331	(200,000)	(1,181,911)	136,382	1,573,801